UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22982

Investment Company Act File Number

Eaton Vance NextShares Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Stock NextShares

Eaton Vance

Stock NextShares

March 31, 2016 (Unaudited)

Eaton Vance Stock NextShares (the Fund) is a diversified series of Eaton Vance NextShares Trust, a Massachusetts business trust. The Fund is an actively managed exchange-traded product operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the Investment Company Act of 1940, as amended. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextSharesTM and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund commenced operations on February 26, 2016. The Fund invests substantially all of its assets in Stock Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2016, the value of the Fund’s investment in the Portfolio was $3,163,734 and the Fund owned 0.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Stock Portfolio

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Aerospace & Defense — 3.7%
Hexcel Corp.	43,383	$1,896,271
Raytheon Co.	37,067	4,545,526
United Technologies Corp.	114,876	11,499,088

		$17,940,885

Auto Components — 2.0%
Goodyear Tire & Rubber Co. (The)	294,710	$9,719,536

		$9,719,536

Banks — 3.2%
BankUnited, Inc.	214,229	$7,378,047
PNC Financial Services Group, Inc. (The)	91,955	7,776,634

		$15,154,681

Beverages — 4.6%
Anheuser-Busch InBev SA/NV ADR	23,000	$2,867,180
Constellation Brands, Inc., Class A	17,185	2,596,482
Molson Coors Brewing Co., Class B	56,281	5,413,106
PepsiCo, Inc.	109,511	11,222,687

		$22,099,455

Biotechnology — 3.5%
Celgene Corp.(1)	20,836	$2,085,475
Gilead Sciences, Inc.	129,414	11,887,970
Incyte Corp.(1)	16,946	1,228,077
Vertex Pharmaceuticals, Inc.(1)	21,246	1,688,844

		$16,890,366

Capital Markets — 1.8%
Invesco, Ltd.	274,001	$8,431,011

		$8,431,011

Chemicals — 2.0%
PPG Industries, Inc.	86,308	$9,622,479

		$9,622,479

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B(1)	49,923	$7,083,075
McGraw Hill Financial, Inc.	32,043	3,171,616

		$10,254,691

Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.	241,677	$13,069,892

		$13,069,892

Electric Utilities — 1.8%
NextEra Energy, Inc.	71,027	$8,405,335

		$8,405,335

Electrical Equipment — 1.0%
Hubbell, Inc.	45,277	$4,796,193

		$4,796,193

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	68,844	$5,077,245

		$5,077,245

Food Products — 2.7%
General Mills, Inc.	54,011	$3,421,597
Pinnacle Foods, Inc.	214,343	9,576,845

		$12,998,442

Security	Shares	Value
Health Care Equipment & Supplies — 1.9%
Zimmer Biomet Holdings, Inc.	83,002	$8,850,503

		$8,850,503

Health Care Providers & Services — 2.2%
Humana, Inc.	18,252	$3,339,203
McKesson Corp.	45,647	7,177,991

		$10,517,194

Household Durables — 1.6%
Newell Rubbermaid, Inc.	175,113	$7,755,755

		$7,755,755

Industrial Conglomerates — 3.4%
General Electric Co.	504,728	$16,045,303

		$16,045,303

Insurance — 5.0%
Chubb, Ltd.	90,257	$10,754,122
MetLife, Inc.	83,893	3,686,258
XL Group PLC	260,066	9,570,429

		$24,010,809

Internet & Catalog Retail — 1.8%
Amazon.com, Inc.(1)	14,858	$8,820,303

		$8,820,303

Internet Software & Services — 5.0%
Alibaba Group Holding, Ltd. ADR(1)	33,429	$2,641,894
Alphabet, Inc., Class C(1)	16,585	12,354,995
Facebook, Inc., Class A(1)	77,139	8,801,560

		$23,798,449

IT Services — 3.0%
Fiserv, Inc.(1)	52,559	$5,391,502
International Business Machines Corp.	23,567	3,569,222
Visa, Inc., Class A	69,049	5,280,868

		$14,241,592

Leisure Products — 1.2%
Vista Outdoor, Inc.(1)	114,475	$5,942,397

		$5,942,397

Media — 2.8%
Walt Disney Co. (The)	136,960	$13,601,498

		$13,601,498

Metals & Mining — 0.8%
Compass Minerals International, Inc.	55,649	$3,943,288

		$3,943,288

Multi-Utilities — 1.7%
Sempra Energy	78,096	$8,125,889

		$8,125,889

Multiline Retail — 1.5%
Dollar General Corp.	84,030	$7,192,968

		$7,192,968

Oil, Gas & Consumable Fuels — 5.6%
Anadarko Petroleum Corp.	84,924	$3,954,911
Devon Energy Corp.	134,410	3,688,210
EOG Resources, Inc.	54,407	3,948,860
Occidental Petroleum Corp.	121,792	8,334,227
Royal Dutch Shell PLC, Class B	291,612	7,096,308

		$27,022,516

Security	Shares	Value
Pharmaceuticals — 6.6%
Allergan PLC(1)	18,403	$4,932,556
Jazz Pharmaceuticals PLC(1)	26,671	3,481,899
Johnson & Johnson	137,399	14,866,572
Teva Pharmaceutical Industries, Ltd. ADR	152,270	8,147,968

		$31,428,995

Real Estate Investment Trusts (REITs) — 3.4%
Equity Residential	80,279	$6,023,333
Federal Realty Investment Trust	50,463	7,874,751
Host Hotels & Resorts, Inc.	155,705	2,600,274

		$16,498,358

Road & Rail — 2.0%
Union Pacific Corp.	121,376	$9,655,461

		$9,655,461

Semiconductors & Semiconductor Equipment — 1.9%
Broadcom, Ltd.	26,414	$4,080,963
Cypress Semiconductor Corp.	304,209	2,634,450
NXP Semiconductors NV(1)	28,584	2,317,305

		$9,032,718

Software — 7.3%
Mentor Graphics Corp.	239,395	$4,866,900
Microsoft Corp.	265,686	14,673,838
Oracle Corp.	281,111	11,500,251
Verint Systems, Inc.(1)	115,364	3,850,850

		$34,891,839

Specialty Retail — 1.5%
Lowe’s Cos., Inc.	93,785	$7,104,214

		$7,104,214

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	147,728	$16,100,875

		$16,100,875

Tobacco — 3.1%
Philip Morris International, Inc.	72,212	$7,084,719
Reynolds American, Inc.	155,099	7,803,031

		$14,887,750

Total Common Stocks — 98.9% (identified cost $428,697,998)		$473,928,885

Short-Term Investments — 2.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(2)	$12,496	$12,496,291

Total Short-Term Investments (identified cost $12,496,291)		$12,496,291

Total Investments — 101.5% (identified cost $441,194,289)		$486,425,176

Other Assets, Less Liabilities — (1.5)%		$(6,978,600)

Net Assets — 100.0%		$479,446,576

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $9,341.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at March 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$442,118,599

Gross unrealized appreciation	$52,465,630
Gross unrealized depreciation	(8,159,053)

Net unrealized appreciation	$44,306,577

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$60,136,671	$—		$—	$60,136,671
Consumer Staples	49,985,647	—		—	49,985,647
Energy	25,003,453	7,096,308		—	32,099,761
Financials	74,349,550	—		—	74,349,550
Health Care	67,687,058	—		—	67,687,058
Industrials	48,437,842	—		—	48,437,842
Information Technology	98,065,473	—		—	98,065,473
Materials	13,565,767	—		—	13,565,767
Telecommunication Services	13,069,892	—		—	13,069,892
Utilities	16,531,224	—		—	16,531,224
Total Common Stocks	$466,832,577	$7,096,308	*	$—	$473,928,885
Short-Term Investments	$—	$12,496,291		$—	$12,496,291
Total Investments	$466,832,577	$19,592,599		$—	$486,425,176

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2016